Financial Instruments - Summary of Reconciliation Fair Value Measurements in Level 3 of Fair Value Hierarchy (Detail) - Level 3 [Member] - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Total gains and losses recognized in:
Closing balances	$ 5,974	$ 23,171
Other Investments [Member]
Disclosure Of Financial Instruments [Line Items]
Opening balances	6,071	5,791
Total gains and losses recognized in:
—other comprehensive income	(508)	280
Closing balances	5,563	6,071
Receivable from Related Party [Member]
Disclosure Of Financial Instruments [Line Items]
Opening balances	17,100	15,100
Total gains and losses recognized in:
—(profit) or loss	1
—other comprehensive income		2,000
Amount received	(17,101)
Closing balances		$ 17,100
Right to Receive Equity Stake in Travel Entity [Member]
Disclosure Of Financial Instruments [Line Items]
Acquired in business combination	411
Total gains and losses recognized in:
Closing balances	$ 411